employee future benefits - Fair value measurements (Details) - Pension plans - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Asset-backed securities	$ 3	$ 4
Cash, cash equivalents and other	269	270
Real estate	904	930
Fair value	9,266	8,908
Beginning of year	(918)	(918)	$ (179)
Interest effect on asset ceiling limit	(47)	(5)
Changes in the effect of limiting net defined benefit assets to the plan asset ceilings	51	(734)
End of year	(914)	(918)	(918)
Plan assets	8,352	$ 7,990
TELUS Corporation shares
Fair value measurements
Common Shares Issued		0
TELUS International (Cda) Inc. share options [Member]
Fair value measurements
Common Shares Issued		0
Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other		$ 12	2
Fair value		3,712	3,266
Other..
Fair value measurements
Asset-backed securities		3	4
Cash, cash equivalents and other		257	268
Real estate		904	930
Fair value		5,554	5,642
Canadian
Fair value measurements
Equity securities	832	841
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities		634	708
Canadian | Other..
Fair value measurements
Equity securities		198	133
Foreign
Fair value measurements
Equity securities	2,671	2,707
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities		582	500
Foreign | Other..
Fair value measurements
Equity securities		$ 2,089	$ 2,207
Equity
Fair value measurements
Percentage of plan assets at end of year		38.00%	40.00%
Debt securities
Fair value measurements
Percentage of plan assets at end of year		49.00%	47.00%
Government securities
Fair value measurements
Debt securities	2,649	$ 2,210
Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities		2,484	$ 2,056
Government securities | Other..
Fair value measurements
Debt securities		165	154
Corporate debt securities
Fair value measurements
Debt securities	1,060	1,081
Corporate debt securities | Other..
Fair value measurements
Debt securities		1,060	1,081
Commercial mortgages
Fair value measurements
Debt securities	$ 878	865
Commercial mortgages | Other..
Fair value measurements
Debt securities		$ 878	$ 865
Investment properties
Fair value measurements
Percentage of plan assets at end of year		10.00%	10.00%
Other assets
Fair value measurements
Percentage of plan assets at end of year		3.00%	3.00%